CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)									12 Months Ended
	Oct. 10, 2015 USD ($)	Oct. 10, 2015 BRL	Jul. 22, 2015 USD ($)	Jul. 22, 2015 BRL	Jul. 13, 2015 USD ($)	Jul. 13, 2015 ILS (₪)	Mar. 05, 2012 USD ($)	Mar. 05, 2012 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Amount of compensation to plaintiff							$ 7,900	₪ 30,000
Unfavorable Regulatory Action [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Total amount claimed					$ 77,000,000	₪ 300,000,000
Unfavorable Regulatory Action - FUST contribution [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Additional tax assessment			$ 760,000	BRL 2,888,677
Aggregate tax assessment									$ 2,600,000	BRL 9,800,000
Unfavorable Regulatory Action - FUST contribution [Member] | Tax assessments for the years 2007 and 2008 [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Previous tax assessment									1,000,000	3,936,339
Unfavorable Regulatory Action - FUST contribution [Member] | Tax assessment for the year 2010 [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Previous tax assessment									700,000	2,950,417
Unfavorable Regulatory Action - FUNTELL contribution [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Additional tax assessment	$ 253,000	BRL 1,007,453
Aggregate tax assessment									920,000	3,600,000
Unfavorable Regulatory Action - FUNTELL contribution [Member] | Tax assessment for the year 2010 [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Previous tax assessment									260,000	1,033,363
Unfavorable Regulatory Action - FUNTELL contribution [Member] | Tax assessment for the year 2007 [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Previous tax assessment									195,000	778,598
Unfavorable Regulatory Action - FUNTELL contribution [Member] | Tax assessment for the year 2008 [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Previous tax assessment									$ 193,000	BRL 770,580